Other Current Assets (Tables) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Other Assets [Abstract]
Inventories	$ 8,136	$ 7,790
Insurance claims (Note 15)	1,878	3,044
Other	208	1,445
Other current assets	$ 10,222	$ 12,279